UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21179

Name of Fund: BlackRock New York Insured Municipal Income Trust (BSE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock New York Insured Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 – 05/31/2008

Item 1 – Schedule of Investments

	BlackRock New York Insured Municipal Income Trust
	Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
New York - 134.0%	Herkimer County, New York, IDA, Civic Facility Revenue Bonds
	(Herkimer College Foundation Inc.), 6.25%, 8/01/34	$1,000	$1,008,220
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
	Series A, 5%, 2/15/47 (a)	3,000	2,931,000
	Long Island Power Authority, New York, Electric System Revenue
	Refunding Bonds, Series F, 4.25%, 5/01/33 (b)	1,415	1,310,290
	Metropolitan Transportation Authority, New York, Dedicated Tax Fund,
	Revenue Refunding Bonds, VRDN, Series B, 1.35%, 11/01/22 (c)(d)	13,950	13,950,000
	Metropolitan Transportation Authority, New York, Revenue Refunding
	Bonds, Series A, 5.25%, 11/15/31 (a)	4,250	4,295,259
	Metropolitan Transportation Authority, New York, Revenue Refunding
	Bonds, Series E, 5.25%, 11/15/31 (a)	2,660	2,691,521
	Metropolitan Transportation Authority, New York, Service Contract
	Revenue Refunding Bonds, Series A, 5%, 7/01/30 (e)	10,000	10,173,100
	Nassau County, New York, Interim Financing Authority, Sales Tax
	Secured Revenue Refunding Bonds, VRDN, Series A, 1.50%,
	11/15/22 (c)(d)	475	475,000
	New York City, New York, City IDA, PILOT Revenue Bonds (Queens
	Baseball Stadium Project), 5%, 1/01/46 (e)	3,725	3,718,556
	New York City, New York, City IDA, PILOT Revenue Bonds (Yankee
	Stadium Project), 4.75%, 3/01/46 (b)	1,000	975,750
	New York City, New York, City IDA, PILOT Revenue Bonds (Yankee
	Stadium Project), 5%, 3/01/46 (a)	650	618,157
	New York City, New York, City Municipal Water Finance Authority,
	Second General Resolution, Water and Sewer System, Revenue
	Refunding Bonds, Series A, 4.75%, 6/15/37 (c)	1,385	1,394,169
	New York City, New York, City Municipal Water Finance Authority,
	Second General Resolution, Water and Sewer System, Revenue
	Refunding Bonds, Series DD, 4.75%, 6/15/36 (c)	2,035	2,051,341
	New York City, New York, City Municipal Water Finance Authority,
	Water and Sewer System Revenue Bonds, Series A, 4.25%, 6/15/39 (c)	1,500	1,396,560
	Portfolio Abbreviations
To simplify the listings of BlackRock New York Insured Municipal Income Trust's portfolio holdings in the Schedule of
Investments, we have abbreviated the names of many of the securities according to the list below.

GO	General Obligation Bonds
IDA	Industrial Development Authority
PILOT	Payment in Lieu of Taxes
TFABS	Tobacco Flexible Amortization Bonds
VRDN	Variable Rate Demand Notes

BlackRock New York Insured Municipal Income Trust
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
Municipal Bonds	(000)	Value
New York City, New York, City Transitional Finance Authority, Future
Tax Secured, Revenue Refunding Bonds, Series B, 5%, 11/01/11 (e)(f)	$235	$255,027
New York City, New York, City Transitional Finance Authority, Future
Tax Secured, Revenue Refunding Bonds, Series B, 5%, 5/01/30 (e)	5,765	5,867,618
New York City, New York, IDA, Civic Facility Revenue Bonds (Lycee
Francais de New York Project), Series A, 5.375%, 6/01/23 (g)	2,500	2,380,075
New York City, New York, Sales Tax Asset Receivable Corporation
Revenue Bonds, Series A, 5%, 10/15/32 (e)	6,000	6,174,420
New York City, New York, Trust for Cultural Resources Revenue
Refunding Bonds (American Museum of Natural History), Series A, 5%,
7/01/44 (b)	4,100	4,166,461
New York Convention Center Development Corporation, New York,
Revenue Bonds (Hotel Unit Fee Secured), 5%, 11/15/44 (e)	7,175	7,188,561
New York State Dormitory Authority, Hospital Revenue Bonds (Lutheran
Medical Center), 5%, 8/01/31 (b)(h)	7,000	7,060,410
New York State Dormitory Authority, Hospital Revenue Refunding Bonds
(New York and Presbyterian Hospital), 5%, 8/01/32 (e)(h)	5,000	5,009,150
New York State Dormitory Authority, Lease Revenue Bonds (State
University Dormitory Facilities), 5%, 7/01/37 (e)	500	513,950
New York State Dormitory Authority, Mental Health Services Revenue
Bonds, VRDN, Sub-Series D-2A, 1.63%, 2/15/31 (b)(d)	700	700,000
New York State Dormitory Authority, Mortgage Hospital Revenue Bonds
(Saint Barnabas Hospital), Series A, 5%, 2/01/31 (e)(h)	6,000	6,026,460
New York State Dormitory Authority, Non-State Supported Debt,
Revenue Refunding Bonds (Mount Sinai School of Medicine of New York
University), 5%, 7/01/35 (b)	2,500	2,534,525
New York State Dormitory Authority Revenue Bonds (Brooklyn Law
School), Series B, 5.125%, 7/01/30 (i)	5,000	5,026,400
New York State Dormitory Authority Revenue Bonds (Fashion Institute of
Technology Student Housing Corporation), 5.125%, 7/01/14 (a)(f)	2,500	2,743,850
New York State Dormitory Authority Revenue Bonds (New York
University), Series 2, 5%, 7/01/41 (e)	7,000	7,065,380
New York State Dormitory Authority Revenue Bonds (SS Joachim and
Anne Residence), 5.25%, 7/01/27	3,000	3,039,420
New York State Dormitory Authority Revenue Bonds (School Districts
Financing Program), Series D, 5%, 10/01/30 (b)	3,500	3,532,340
New York State Dormitory Authority, Revenue Refunding Bonds (School
District Financing Program), Series A, 5%, 4/01/31 (b)	2,000	2,016,920
New York State Dormitory Authority, Revenue Refunding Bonds
(Winthrop S. Nassau University), Series A, 5.25%, 7/01/31 (e)	2,000	2,037,400
New York State, GO, Series A, 4.125%, 3/01/37 (a)	320	286,486
New York State Local Government Assistance Corporation, Revenue
Refunding Bonds, Sub-Lien, VRDN, Series 4V, 1.50%, 4/01/22 (c)(d)	500	500,000
TSASC, Inc., New York, TFABS, Series 1, 5.75%, 7/15/12 (f)	2,500	2,770,725
		123,884,501

BlackRock New York Insured Municipal Income Trust
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Puerto Rico - 15.1%	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Senior Lien
	Revenue Bonds, Series A, 5.125%, 7/01/47 (j)	$1,925	$1,972,779
	Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Refunding Bonds, Series CC, 5.50%, 7/01/31 (c)	1,000	1,116,460
	Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Refunding Bonds, Series CC, 5.25%, 7/01/34 (c)	1,000	1,083,730
	Puerto Rico Commonwealth Highway and Transportation Authority,
	Highway Revenue Refunding Bonds, Series CC, 5.25%, 7/01/36 (c)	1,000	1,085,240
	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,
	Series SS, 5%, 7/01/25 (b)	1,000	1,020,880
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
	Control Facilities Revenue Bonds (University Plaza Project), Series A,
	5%, 7/01/33 (b)	1,000	1,005,460
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
	Control Facilities, Revenue Refunding Bonds (Polytechnic University),
	Series A, 5%, 8/01/32 (g)	4,000	3,562,720
	Puerto Rico Municipal Finance Agency, GO, Series A, 5%, 8/01/30 (c)	1,000	1,020,460
	Puerto Rico Municipal Finance Agency Revenue Bonds, Series A, 5.25%,
	8/01/20 (c)	2,000	2,113,900
			13,981,629
	Total Municipal Bonds
	(Cost - $137,340,573) - 149.1%		137,866,130
	Municipal Bonds Transferred to Tender Option Bond Trusts (k)
	Triborough Bridge and Tunnel Authority, New York, Revenue Refunding
	Bonds, 5%, 11/15/2032 (b)	9,400	9,485,447
	Long Island Power Authority, New York, Revenue Refunding Bonds,
	Series B, 5%, 12/01/35 (c)	1,000	1,032,416
	Metropolitan Transportation Authority, New York, Revenue Refunding
	Bonds, Series A, 5%, 11/15/30 (c)	6,095	6,205,933
	New York City, New York, City Transitional Finance Authority, Building
	Aid Revenue Bonds, Series S-2, 5%, 1/15/37 (a)(c)	1,000	1,033,300
	New York State Thruway Authority, General Revenue Refunding Bonds,
	Series H, 5%, 1/01/37 (a)(c)	4,000	4,127,913
	Total Municipal Bonds Transferred to Tender Option Bond Trusts
	(Cost - $21,621,121) - 23.7%		21,885,009
	Short-Term Securities	Shares
	CMA New York Municipal Money Fund, 1.17% (l)(m)	299	299
	Total Short-Term Securities
	(Cost - $299) - 0.0%		299
	Total Investments (Cost - $158,961,993*) - 172.8%		159,751,438
	Other Assets Less Liabilities - 3.3%		3,086,728
	Liability for Trust Certificates, Including Interest Expense and
	Fees Payable - (15.5%)		(14,344,796)
	Preferred Shares, at Redemption Value - (60.6%)		(56,039,234)
	Net Assets Applicable to Common Shares - 100.0%		$92,454,136

BlackRock New York Insured Municipal Income Trust
Schedule of Investments May 31, 2008 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$144,867,205
Gross unrealized appreciation	$1,670,487
Gross unrealized depreciation	(1,120,836)
Net unrealized appreciation	$549,651

(a)	FGIC Insured.

(b)	MBIA Insured.

(c)	FSA Insured.

(d)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(e)	AMBAC Insured.

(f)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	ACA Insured.

(h)	FHA Insured.

(i)	XL Capital Insured.

(j)	Assured Guaranty Insured.

(k)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as a collateral in a financing transaction.

(l)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net	Dividend
Affiliate	Activity	Income
CMA New York Municipal Money Fund	8	$5

(m)     Represents the current yield as of report date.

  •       Forward interest rate swaps outstanding as of May 31, 2008 were as follows:

	Notional
	Amount	Unrealized
	(000)	Depreciation
Pay a fixed rate of 3.984% and receive a floating rate based on
1-week Securities Industry and Financial Markets Association
(SIFMA) Municipal Swap Index rate
Broker, JPMorgan Chase
Expires June 2028	$3,000	$ (74,190)

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Insured Municipal Income Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock New York Insured Municipal Income Trust

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock New York Insured Municipal Income Trust

Date: July 18, 2008

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Insured Municipal Income Trust

Date: July 18, 2008